Additional Information Required by the Argentine Central Bank - Financial Assets as Collateral for Loans Borrowed as First Pledges (Detail) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of restricted assets [line items]
Total Restricted Assets	$ 103,478,456	$ 70,774,345
INVIU S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	60,166	65,201
Guarantees linked to surety bonds	63,333	8,824
Tarjeta Naranja S.A.U.
Disclosure of restricted assets [line items]
Attachments arising from judicial cases	173,624	193,340
Guarantees linked to rental contracts	8,521	16,842
Galicia Asset Management S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as collective investment products administration agents of mutual funds, as required by CNV	98,452	102,444
Galicia Securities S.A.U.
Disclosure of restricted assets [line items]
Liquid offsetting entry required to operate as CNV agents	59,763	48,068
Guarantees linked to surety bonds	357,182	39,382
For transactions in the market	$ 272,665	$ 317,204